SIGNIFICANT CUSTOMERS	6 Months Ended
Aug. 31, 2011
Major Customers Disclosure [Abstract]
Major Customers Disclosure [Text Block]
NOTE 13 – SIGNIFICANT CUSTOMERS

In the six months ended August 31, 2011, we sold AuraGen related products to three significant customers whose sales comprised 35%, 24% and 21% of net sales, respectively. Net accounts receivable from these customers at August 31, 2011 were $9,548, $229,890 and $144,853 respectively. These customers are not related to or affiliated with us. In the six months ended August 31, 2010, we sold AuraGen related products to three significant customers whose sales comprised 26%, 22% and 19% of net sales, respectively.  These customers are not related to or affiliated with us.